COMMITMENTS (Narrative) (Details) - USD ($)				1 Months Ended		3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 15, 2025	Mar. 03, 2025	Dec. 15, 2024	Apr. 15, 2025	Jan. 24, 2025	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Jan. 28, 2025	Oct. 31, 2024
Other Commitments [Line Items]
Rent expenses										$ 542,879	$ 294,611
Relocation costs										51,723	0
Increase in grant payable								$ (365,000)	$ 51,511	(354,967)	0
Grant income										163,723	0
Midland Economic Development Agreement [Member]
Other Commitments [Line Items]
Rent expenses						$ 55,605	$ 24,000	111,210	64,000	112,000
Relocation costs						0	$ 37,011	0	37,011	51,723
Increase in grant payable								413,000	49,500
Grant income								48,000	$ 101,011	163,723
Grant payable						719,967		719,967		354,967	0
Aerovision Aircraft Acquisition Agreement [Member]
Other Commitments [Line Items]
Initial deposit advance												$ 5,000,000	$ 5,000,000
Purchase commitment amount	$ 5,000,000	$ 2,500,000	$ 5,000,000	$ 5,000,000	$ 2,500,000
Contractual obligation						20,000,000		20,000,000		20,000,000
Deposits to Aerovision						$ 5,150,000		$ 5,150,000		$ 5,150,000	$ 150,000